Revenue from contracts with customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from continuing operations	$ 803,794	$ 516,551	$ 332,978
At a point in time | Precision Medicine
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sale of goods	621,612	508,401	328,921
Royalty income	318	100	260
At a point in time | Manufacturing Solutions
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sale of goods	164,048	0	0
At a point in time | Therapeutics
Disclosure of disaggregation of revenue from contracts with customers [line items]
Royalty income	55	0	0
Over time | Precision Medicine
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research and development services	0	7	24
Over time | Manufacturing Solutions
Disclosure of disaggregation of revenue from contracts with customers [line items]
Provision of services	8,543	1,817	277
Over time | Therapeutics
Disclosure of disaggregation of revenue from contracts with customers [line items]
Licenses of intellectual property	88	0	64
Research and development services	$ 9,130	$ 6,226	$ 3,432